Disaggregated Revenue	6 Months Ended
Mar. 31, 2024
Disaggregated Revenue [Abstract]
DISAGGREGATED REVENUE

NOTE 22 – DISAGGREGATED REVENUE

The following table presents revenue by major product categories for the six months ended March 31, 2024 and 2023, respectively:

	March 31, 2024		March 31, 2023
	Revenues Amount	As % of Revenues	Revenues Amount	As % of Revenues
	(In USD)		(In USD)
Revenue Category	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Display modules	$8,285,437	55%	$15,137,071	44%
Polarizers	5,983,816	40%	16,974,322	49%
Others (repair services)	703,795	5%	2,183,721	6%
Total	$14,973,048	100%	$34,295,114	100%

The revenue under category of others, are mostly from repairing services and mold product sales that have not become significant portion of the revenue for the six months ended March 31, 2024 and 2023.